BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Summary of consolidated statement of operations includes revenues and net income	These unaudited consolidated pro forma operating results are presented for illustrative purposes only and are not indicative of the operating results that would have been achieved had the acquisitions occurred on January 1, 2020, nor does the information project results for any future period.

	As Reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)
2021
Revenues	$62,237	$21,629	$83,866
Net (loss) income	(117,320)	6,377	(110,943)
2020
Revenues	$35,160	$21,525	$56,685
Net (loss) income	(55,005)	6,664	(48,341)

Sinclair Interplanetary [Member]
Estimates Fair Value of Assets Acquired and Liabilities Assumed
The following table presents estimates of the fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$132
Accounts receivable	1,024
Intangible assets, net	10,250
Other current liabilities	(2,494)
Other assets and liabilities, net	533

Identifiable net assets acquired	9,445
Goodwill	2,895

Total purchase price	$12,340

Summary of Identifiable Intangible Assets Acquired and Related Expected Lives for the Finite-Lived Intangible Assets
The following is a summary of identifiable intangible assets acquired and the related expected lives for the finite-lived
intangible assets:

Type	Estimated Life in Years	Fair Value
Developed technology	7	$9,200
In-process technology	N/A	100
Customer relationships	3	600
Backlog	0.7	50
Trademark and tradenames	3	100
Non-compete agreement	4	200

Total identifiable intangible assets acquired		$10,250

Summary of Stock Based Compensation Expense
The following table provides stock-based compensation expense recognized in conjunction with the Sinclair Interplanetary acquisition:

	Years Ended December 31,
Acquisition stock-based compensation	2021	2020
Shares issued in conjunction with the acquisition	$1,402	$934
Earnout share achievement	1,630	—

Total stock compensation related to the acquisition	$3,032	$934

Advanced Solutions Inc [Member]
Estimates Fair Value of Assets Acquired and Liabilities Assumed
The following table presents estimates of the preliminary fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$2,245
Accounts receivable	1,920
Intangible assets	15,900
Employee benefits payable	(1,310)
Other assets and liabilities, net	21

Identifiable net assets acquired	18,776
Goodwill	16,659

Total purchase price	$35,435

Summary of Identifiable Intangible Assets Acquired and Related Expected Lives for the Finite-Lived Intangible Assets
The following is a summary of preliminary identifiable intangible assets acquired and the related expected lives for the finite-lived
intangible assets (in thousands):

Type	Estimated Life in Years	Fair Value
Developed technology	7	$11,400
In-process technology	N/A	300
Customer relationships	10	3,100
Trademark and tradenames	7	1,100

Total identifiable intangible assets acquired		$15,900

Planetary Systems Corporation [Member]
Estimates Fair Value of Assets Acquired and Liabilities Assumed
The following table presents estimates of the preliminary fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$3,655
Accounts receivable	2,543
Inventories	7,088
Intangible assets	33,000
Employee benefits payable	(1,212)
Contract liabilities (1)	(5,352)
Other current liabilities	(1,683)
Non-current deferred tax liabilities	(6,762)
Other assets and liabilities, net	1,040

Identifiable net assets acquired	32,317
Goodwill	23,451

Total purchase price	$55,768

(1)
Contract liabilities was recorded under ASC 606 in accordance with ASU No. 2021-08; therefore a reduction in contract liabilities related to the estimated fair values of the acquired contract liabilities was not required.

Summary of Identifiable Intangible Assets Acquired and Related Expected Lives for the Finite-Lived Intangible Assets
The following is a summary of preliminary identifiable intangible assets acquired and the related expected lives for the finite-lived
intangible assets (in thousands):

Type	Estimated Life in Years	Fair Value
Developed technology	8	$23,500
In-process technology	N/A	1,500
Customer relationships	15	3,400
Backlog	1	400
Trademark and tradenames	15	4,200

Total identifiable intangible assets acquired		$33,000